Contingent Liabilities and Financial Commitments - Group Litigation - Additional Information (Details) € in Millions, $ in Millions						1 Months Ended		6 Months Ended				12 Months Ended
	Mar. 01, 2019 CAD ($)	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	Jul. 31, 2016 GBP (£)	Jul. 31, 2016 EUR (€)	Jun. 30, 2020 GBP (£) Case ClassAction Plaintiff	Jun. 30, 2020 USD ($) Case ClassAction Plaintiff	Jun. 30, 2020 CAD ($) Case ClassAction Plaintiff	Jun. 30, 2017 GBP (£)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Fox River | N C R Appvion And Windward Prospects
Disclosure Of Commitments And Contingencies [Line Items]
Fox river provision | £								£ 70,000,000
NCR And Appvion
Disclosure Of Commitments And Contingencies [Line Items]
Payments received | £											£ 0
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid to Sequana						£ 123,000,000	€ 135
Windward Dividend Claim | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount				£ 149,000,000	$ 185.0
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case								1,514	1,514	1,514
Number of plaintiffs | Plaintiff								1,906	1,906	1,906
Number of paid judgments | Case								5	5	5
Payment for compensatory and punitive damages								£ 38,500,000	$ 47.6
RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss Contingency Amount of Overall Damages comprising Compensatory Damages									80.8
Amount of overall damages comprising punitive damages									$ 186.6
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction								10	10	10
Canada | Quebec Court of Appeal | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Litigation security guarantee amount paid	$ 758,000,000
Canada | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government										$ 10,000,000,000
Canada | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government										118,000,000,000
Canada | Top of Range | Quebec Court of Appeal | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages and interest	$ 9,200,000,000
Ontario
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government										$ 330,000,000,000
Ontario | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government		£ 5,600,000,000	$ 9,400,000,000									$ 280,000,000,000	$ 280,000,000,000
Ontario | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government		£ 6,500,000,000	$ 10,900,000,000									$ 630,000,000,000	$ 630,000,000,000
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap									$ 200.0